Employee Benefits - Summary of Actuarial Assumptions (Detail)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Male [member]
Disclosure of defined benefit plans [line items]
Expected remaining life expectancy after retirement	23.6	23.6	23.6
Female [member]
Disclosure of defined benefit plans [line items]
Expected remaining life expectancy after retirement	29.3	29.3	29.3
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate (%)	0.31%	0.38%	0.41%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate (%)	0.44%	0.54%	0.62%